OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	9 Months Ended
Dec. 31, 2025 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 28,764
Lease payment- base rent portion	(21,123)
Lease liability - accretion expense	1,609
Ending period of lease liability	9,250
Current portion	9,250
Long term portion	$ 0